Consolidated Statements of Shareholder's Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Springleaf Finance Corporation Shareholder’s Equity	Non-controlling Interests
Balance at beginning of period at Dec. 31, 2014	$ 1,977	$ 5	$ 771	$ 3	$ 1,327	$ 2,106	$ (129)
Common shares issued and outstanding
Other comprehensive income (loss)	(36)			(36)		(36)
Net income (loss)	(74)				(201)	(201)	127
Capital contributions from parent	1,100		1,100			1,100
Share-based compensation expense, net of forfeitures	2		2			2
Distributions declared to joint venture partners	(77)						(77)
Non-cash incentive compensation from Initial Stockholder	15		15			15
Excess tax benefit from share-based compensation	1		1			1
Balance at end of period at Dec. 31, 2015	2,908	5	1,889	(33)	1,126	2,987	(79)
Common shares issued and outstanding
Other comprehensive income (loss)	27			27		27
Net income (loss)	270				242	242	28
Capital contributions from parent	10		10			10
Share-based compensation expense, net of forfeitures	8		8			8
Withholding tax on share-based compensation	(1)		(1)			(1)
Distributions declared to joint venture partners	(18)						(18)
Sale of equity interests in SpringCastle joint venture	69						69
Balance at end of period at Dec. 31, 2016	3,273	5	1,906	(6)	1,368	3,273	0
Common shares issued and outstanding
Other comprehensive income (loss)	12			12	0	12
Dividend of SFMC to SFI	(38)				(38)	(38)
Net income (loss)	152				152	152
Share-based compensation expense, net of forfeitures	5		5			5
Withholding tax on share-based compensation	(2)		(2)			(2)
Balance at end of period at Dec. 31, 2017	$ 3,402	$ 5	$ 1,909	$ 6	$ 1,482	$ 3,402	$ 0